Earnings(loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Basic And Diluted Earnings/(loss) Per Share
	2019 RMB’000	2020 RMB’000	2021 RMB’000
Net profit/(loss) attributable to the equity holders of the Company – numerator for basic and diluted earnings/(loss) per share	46,893	15,883	(102,458)
Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings/(loss) per share	1,001,047	1,001,575	1,002,201
Basic and diluted earnings/(loss) per share	0.05	0.02	(0.10)